Summary Of Significant Accounting Policies (Details Narrative) (USD $)	Dec. 31, 2016	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Aug. 27, 2012	Oct. 31, 2011	Apr. 08, 2011	Apr. 16, 2010	Jul. 19, 2009
Accounting Policies [Abstract]
Money Market Funds		$ 77,546	$ 569,505	$ 160,808
Bond Portfolio		48,500	805,500	796,000
Allowance for Mortgage Loans Receivable		1,206,212	1,177,231	949,693
Impaired Loans		2,145,000	2,174,000	1,543,000
Loans Exceeding 90 Days Past Due		3,974,000	4,641,000	3,237,000
Allowance Allocated to Impaired Loans		661,000	638,000	889,000
Average Allowance Allocated to Impaired Loans		650,000		562,722
Foreclosed Properties		1,021,000		493,000
Real Estate Held for Sale Carrying Value		517,422	517,422	562,722
Loan Impairment		844,000
Real Estate Property Disposed		385,000
Total Loans On Nonaccrual Status		6,118,000	6,815,000
Troubled Debt Restructure		668,000
Real Estate Sold									100,000
Payments On Real Estate Sold	$ 8,500			$ 1,000	$ 4,000	$ 5,300	$ 7,300	$ 25,000	$ 20,000